Market risk	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Risk Management [Abstract]
Market risk
5.1 Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk comprises of three types of risk: interest risk, currency risk and other price risk. Financial instruments affected by market risk include cash and cash equivalents. On has no significant exposure to interest rate changes and other price risk.
In order to minimize the risks related to a potential unavailability of products, production capacity, and raw materials in the time required by production, On adopts a multi-sourcing strategy of diversifying suppliers and purchase plans with a medium-term time horizon. The price for raw materials and products and the corresponding fixed price period are generally agreed with business partners prior to the purchase order issuance and remains firm and unchanged for a six-month period in the absence of significant exchange rate and commodity price fluctuation (resulting in excess of ±3% of originally confirmed fixed price).
There were no material changes in the Group’s market risk exposures or changes in the way risk is managed and valued during the period.